Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During fiscal 2024, the Company did not grant stock options or other similar types of awards to any NEOs. Moreover, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Historically, the Company's practice is to grant any equity-based compensation on a set schedule of March 15, June 15, September 15 and December 15 (or the next business day), with the vast majority of our grants made under the LTIP on March 15 of each year.
Award Timing Method	During fiscal 2024, the Company did not grant stock options or other similar types of awards to any NEOs. Moreover, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Historically, the Company's practice is to grant any equity-based compensation on a set schedule of March 15, June 15, September 15 and December 15 (or the next business day), with the vast majority of our grants made under the LTIP on March 15 of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During fiscal 2024, the Company did not grant stock options or other similar types of awards to any NEOs. Moreover, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Historically, the Company's practice is to grant any equity-based compensation on a set schedule of March 15, June 15, September 15 and December 15 (or the next business day), with the vast majority of our grants made under the LTIP on March 15 of each year.
MNPI Disclosure Timed for Compensation Value	false